Financial risk management (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Net Debt Position

The Group’s net debt position is set out below:

All figures in £ millions	2017	2016
Cash and cash equivalents	645	1,459
Marketable securities	8	10
Derivative financial instruments	—	(93)
Bank loans and overdrafts	(15)	(39)
Bonds	(1,062)	(2,420)
Finance lease liabilities	(8)	(9)

Net debt	(432)	(1,092)

Summary of Sensitivity of The Carrying Value of Financial Instruments to Fluctuations in Interest Rates and Exchange Rates

As at 31 December 2017, the sensitivity of the carrying value of the Group’s financial instruments to fluctuations in interest rates and exchange rates is as follows:

All figures in £ millions	Carrying value	Impact of 1% increase in interest rates	Impact of 1% decrease in interest rates	Impact of 10% strengthening in sterling	Impact of 10% weakening in sterling
Investments in unlisted securities	77	—	—	(6)	7
Cash and cash equivalents	645	—	—	(54)	66
Marketable securities	8	—	—	—	—
Derivative financial instruments	—	(26)	26	1	(1)
Bonds	(1,062)	45	(48)	97	(118)
Other borrowings	(23)	—	—	2	(2)
Liability to purchase own shares	(151)	—	—	—	—
Other net financial assets	497	—	—	(41)	50

Total financial instruments	(9)	19	(22)	(1)	2

Schedule of Contractual Undiscounted Cash Flows Analysed by Maturity and Currency

The following table analyses the Group’s bonds and derivative assets and liabilities into relevant maturity groupings based on the remaining period at the balance sheet date to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows (including interest) and as such may differ from the amounts disclosed on the balance sheet.

	Analysed by maturity				Analysed by currency
All figures in £ millions	Less than one year	Later than one year but less than five years	Five years or more	Total	USD	GBP	Other	Total
At 31 December 2017
Bonds	20	601	533	1,154	184	—	970	1,154
Rate derivatives – inflows	(38)	(975)	(684)	(1,697)	(53)	(751)	(893)	(1,697)
Rate derivatives – outflows	48	1,060	667	1,775	1,003	751	21	1,775

Total	30	686	516	1,232	1,134	—	98	1,232

At 31 December 2016
Bonds	82	1,308	1,292	2,682	1,732	—	950	2,682
Rate derivatives – inflows	(103)	(1,086)	(867)	(2,056)	(239)	(838)	(979)	(2,056)
Rate derivatives – outflows	82	1,202	891	2,175	1,308	838	29	2,175

Total	61	1,424	1,316	2,801	2,801	—	—	2,801